Average Annual Total Returns{- Fidelity® Government Cash Reserves} - 11.30 Fidelity Government Cash Reserves PRO-14 - Fidelity® Government Cash Reserves - Fidelity Government Cash Reserves-Default - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	0.01%	0.85%	0.44%